UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Montgomery Street, Suite 3300
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signing:

/s/ Anthony P. Brenner   San Francisco, CA     November 14, 2007
----------------------   -----------------     ----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13 F Information Table Value Total (x$1000): $212,164

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                                             VALUE    SHRS OR     SH/ PUT/ INVEST OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS  CUSIP        (x$1000)  PRN AMT     PRN CALL DISCR  MNGRS SOLE        SHARED NONE

AMEDISYS INC                   COM             023436 10 8   26,083     678,889   SH       SOLE           678,889
AMERICAN REPROGRAPHICS CO      COM             029263 10 0   13,781     736,177   SH       SOLE           736,177
BRADY CORP                     CL A            104674 10 6   11,557     322,100   SH       SOLE           322,100
CARTER INC                     COM             146229 10 9   16,433     823,700   SH       SOLE           823,700
CASH AMER INTL INC             COM             14754D 10 0   31,313     832,800   SH       SOLE           832,800
DJO INCORPORATED               COM             23325G 10 4   30,681     624,873   SH       SOLE           624,873
HEARTLAND PMT SYS INC          COM             42235N 10 8   20,303     790,000   SH       SOLE           790,000
MONRO MUFFLER BRAKE INC        COM             610236 10 1   15,571     460,809   SH       SOLE           460,809
PHASE FORWARD INCORPORATED     COM             71721R 40 6   29,249   1,461,703   SH       SOLE         1,461,703
RADIATION THERAPY SVCS INC     COM             750323 20 6   17,193     825,800   SH       SOLE           825,800